Owners' Capital/Partners' Equity - Class B units (Details) - Class B units	Dec. 31, 2020 shares	Jul. 01, 2020 shares	Jun. 30, 2019	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of units converted		415,000
Number of units outstanding	2,075,000			2,490,000
Conversion ratio of class B units into common units	1		1